Trade and Bills Payables	12 Months Ended
Dec. 31, 2019
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Trade and Bills Payables
34	TRADE AND BILLS PAYABLES
An aging analysis of the trade and bills payables as at the end of the reporting period, was as follows:

	2019 RMB million	2018 RMB million
Within 90 days	3,622	3,594
91 to 180 days	52	49
181 to 365 days	94	157
1 to 2 years	40	100
Over 2 years	69	140

	3,877	4,040

Balances with related parties included in trade and bills payables are summarized in Note 48(c)(ii).
As at December 31, 2019, the Group held no bills payable (2018: RMB4 million).